Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Communication Services (9.4%)
Alphabet, Inc. - Class A	167,562	40,734
Meta Platforms, Inc. - Class A	16,079	11,808
Netflix, Inc. *	7,244	8,685
T-Mobile US, Inc.	38,527	9,223
The Walt Disney Co.	51,268	5,870

Total		76,320

Consumer Discretionary (11.3%)
Airbnb, Inc. - Class A *	45,803	5,561
Amazon.com, Inc. *	169,623	37,244
Burlington Stores, Inc. *	10,342	2,632
Deckers Outdoor Corp. *	14,231	1,443
Flutter Entertainment PLC *	10,342	2,627
Hyatt Hotels Corp. - Class A	18,855	2,676
Lowe’s Companies, Inc.	27,498	6,911
Marriott International, Inc.	21,897	5,703
O’Reilly Automotive, Inc. *	22,013	2,373
Pool Corp.	13,841	4,292
Royal Caribbean Cruises, Ltd.	10,035	3,247
Starbucks Corp.	22,119	1,871
Tesla, lnc. *	27,954	12,432
Williams-Sonoma, Inc.	8,356	1,633
Wingstop, Inc.	5,071	1,276

Total		91,921

Consumer Staples (5.0%)
British American Tobacco PLC, ADR	36,870	1,957
Casey’s General Stores, Inc.	1,495	845
Church & Dwight Co., Inc.	6,971	611
The Coca-Cola Co.	79,373	5,264
Keurig Dr. Pepper, Inc.	16,509	421
The Kroger Co.	36,013	2,428
Monster Beverage Corp. *	25,649	1,726
PepsiCo, Inc.	5,768	810
Performance Food Group Co. *	23,376	2,432
Philip Morris International, Inc.	20,983	3,404
The Procter & Gamble Co.	13,733	2,110
Unilever PLC, ADR	78,114	4,631

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
US Foods Holding Corp. *	59,973	4,595
Walmart, Inc.	88,300	9,100

Total		40,334

Energy (3.7%)
EQT Corp.	34,900	1,900
Exxon Mobil Corp.	117,212	13,216
Marathon Petroleum Corp.	18,542	3,574
Shell PLC, ADR	101,823	7,283
Targa Resources Corp.	24,147	4,045

Total		30,018

Financials (13.8%)
American International Group, Inc.	68,546	5,384
Ares Management Corp. - Class A	22,634	3,619
Berkshire Hathaway, Inc. - Class B *	34,644	17,417
Chubb, Ltd.	12,519	3,533
Everest Group, Ltd.	5,855	2,051
The Goldman Sachs Group, Inc.	19,110	15,218
Intercontinental Exchange, Inc.	38,239	6,442
JPMorgan Chase & Co.	12,762	4,025
KeyCorp	193,980	3,625
KKR & Co., Inc.	104,198	13,541
Marsh & Mclennan Cos., Inc.	26,595	5,360
Mastercard, Inc. - Class A	23,974	13,637
Wells Fargo & Co.	211,699	17,745

Total		111,597

Health Care (9.4%)
Abbott Laboratories	19,440	2,604
AbbVie, Inc.	14,006	3,243
Agilent Technologies, Inc.	14,718	1,889
Align Technology, Inc. *	1,507	189
Alnylam Pharmaceuticals, Inc. *	1,135	517
Amgen, Inc.	2,990	844
argenx SE, ADR *	1,103	813
AstraZeneca PLC, ADR	35,121	2,694
Bio-Techne Corp.	30,262	1,683
Boston Scientific Corp. *	18,393	1,796
Cencora, Inc.	8,706	2,721
The Cooper Cos., Inc. *	13,010	892
CVS Health Corp.	23,031	1,736

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Danaher Corp.	12,867	2,551
Edwards Lifesciences Corp. *	31,241	2,430
Elevance Health, Inc.	3,271	1,057
Eli Lilly& Co.	15,532	11,851
Gilead Sciences, Inc.	19,173	2,128
GSK PLC, ADR	64,315	2,776
Haleon PLC, ADR	343,298	3,079
HCA Healthcare, Inc.	3,948	1,683
Intuitive Surgical, Inc. *	6,397	2,861
Johnson & Johnson	17,021	3,156
Labcorp Holdings, Inc.	4,883	1,402
Medtronic PLC	16,760	1,596
Merck & Co., Inc.	71,066	5,965
Stryker Corp.	565	209
Thermo Fisher Scientific, Inc.	6,313	3,062
United Therapeutics Corp. *	1,204	505
UnitedHealth Group, Inc.	18,579	6,415
Vertex Pharmaceuticals, Inc. *	5,900	2,311

Total		76,658

Industrials (6.4%)
AerCap Holdings NV	7,003	847
The Boeing Co. *	17,295	3,733
Builders FirstSource, Inc. *	9,042	1,096
C.H. Robinson Worldwide, Inc.	65,105	8,620
Clean Harbors, Inc. *	25,655	5,958
Deere & Co.	875	400
Delta Air Lines, Inc.	30,368	1,723
Ferguson Enterprises, Inc.	6,196	1,392
IDEX Corp.	17,483	2,846
Ingersoll-Rand, Inc.	19,819	1,637
Johnson Controls International PLC	22,871	2,515
L3Harris Technologies, Inc.	4,160	1,271
Northrop Grumman Corp.	5,990	3,650
PACCAR, Inc.	31,697	3,116
Parker Hannifin Corp.	2,707	2,052
RTX Corp.	10,154	1,699
Vertiv Holdings Co.	15,023	2,266
W.W. Grainger, Inc.	2,001	1,907
Waste Connections, Inc.	13,612	2,393

Large Cap Core Stock Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
WESCO International, Inc.	11,802	2,496

Total		51,617

Information Technology (33.9%)
Advanced Micro Devices, Inc. *	55,612	8,997
Apple, Inc.	203,180	51,736
Arista Networks, Inc. *	36,819	5,365
Autodesk, Inc. *	17,187	5,460
Broadcom, Inc.	75,026	24,752
COW Corp.	11,148	1,776
Figma, Inc. - Class A *	14,541	754
First Solar, Inc. *	5,735	1,265
Flex, Ltd. *	53,634	3,109
Intuit, Inc.	7,467	5,099
Microsoft Corp.	115,130	59,632
NetApp, Inc.	17,462	2,069
NVIDIA Corp.	388,590	72,503
NXP Semiconductors NV	11,176	2,545
Oracle Corp.	16,189	4,553
Palantir Technologies, Inc. - Class A *	13,796	2,517
SAP SE, ADR	18,451	4,930
ServiceNow, Inc. *	7,824	7,200
Snowflake, Inc. *	16,392	3,697
Synopsys, Inc. *	14,821	7,312

Total		275,271

Materials (2.2%)
Celanese Corp.	23,302	981
Crown Holdings, Inc.	9,430	911
FMC Corp.	30,248	1,017
James Hardie Industries PLC *	206,682	3,970
Linde PLC	12,729	6,046
Nucor Corp.	9,619	1,303
Packaging Corp. of America	5,704	1,243
PPG Industries, Inc.	19,206	2,019

Total		17,490

Real Estate (1.2%)
Camden Property Trust	22,339	2,385
Welltower, Inc.	42,616	7,592

Total		9,977

Utilities (2.9%)
American Electric Power Co., Inc.	37,479	4,216
Atmos Energy Corp.	23,038	3,934
NextEra Energy, Inc.	21,738	1,641
PG&E Corp.	325,929	4,915
Sempra	60,531	5,447
Vistra Corp.	17,381	3,405

Total		23,558

Total Common Stocks (Cost: $620,279)		804,761

Investment Companies (0.4%)	Shares/ Par +	Value $ (000’s)
Investment Companies (0.4%)
SPDR S&P 500 ETF Trust	5,304	3,533

Total		3,533

Total Investment Companies (Cost: $3,353)		3,533

Total Investments (99.6%) (Cost : $623,632)@		808,294

Other Assets, Less Liabilities (0.4%)		3,106

Net Assets (100.0%)		811,400

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $623,632 and the net unrealized appreciation of investments based on that cost was $184,662 which is comprised of $200,125 aggregate gross unrealized appreciation and $15,463 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s fed era I income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderty transaction between market participants at the measurement date. It establishes and requires disdosura of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$804,761	$—	$—
Investment Companies	3,533	—	—

Total Assets:	$808,294	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand